GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:- GENERAL

a.
RADA Electronic Industries Ltd. (the "Company") is a global defense technology company focused on proprietary radar solutions and legacy avionics systems. The Company is a leader in mini-tactical radars, serving attractive, high-growth markets, including critical infrastructure protection, border surveillance, active military protection and counter-drone applications. The Company also specializes in the design, development, production and sales of avionics systems for fighter aircraft and unmanned aerial vehicles (“UAVs”).

In January 2018, the Company incorporated RADA Sensors Inc. as a fully owned subsidiary of the Company. As of December 31, 2021, RADA Sensors Inc. is the holder of 100% of the interests in RADA Technologies LLC, also organized in January 2018. At the time of its organization, RADA was the owner of 75% of RADA Technologies LLC. During July 2019, RADA Sensors Inc. acquired the remaining 25% interest in RADA Technologies LLC. Since 2020, RADA Sensors Inc. is the holder of 100% of the interests in RADA Innovations LLC that began its operations in 2021.

The Company is organized and operates as one operating segment.

b.	Discontinued operations

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through the Company’s then 80% owned subsidiary, CACS) in order to focus in its core business. In October 2018, a transaction with a non-controlling interest occurred and as a result, as of December 31, 2018, the Company owned 100% of CACS, which resulted in a $254 decrease in additional paid in capital.

In December 2018, the Company signed an agreement to sell its ownership interest in CACS for approximately $1,500. On March 14, 2019, the ownership was transferred to the buyer. As of December 31, 2019, the Company received 100% of the consideration. In 2018, the Company recorded a provision of $159 for the expected loss resulting from the sale. In 2019, the company recorded an additional expected loss of $115, mainly due to exchange rate differences relating to the consideration held in a trust account in China, which was included in the net loss from discontinued operations in the consolidated statements of operations.

The results of the discontinued operations in prior periods’ comparable results, assets and liabilities have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2021	2020	2019

Revenues	$-	$-	$-
Cost of sales	-	-	-
Operating expenses	-	-	-
Operating loss	-	-	-

Net loss	-	-	-

Loss from sale of subsidiary	-	-	(115)
Net loss from discontinued operations	$-	$-	$(115)